Condensed Statements of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ (56,086)	$ (216,687)	$ 3,716,091
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest income in cash and marketable securities held in Trust Account			(4,235,536)
Changes in operating assets and liabilities:
Prepaid expenses		(293,423)	119,499
Accounts payable		93,876	(92,659)
Accrued expenses	271,166	5,000	(5,000)
Accrued expenses - related parties	23,265	42,915	(7,132)
Net cash provided by (used in) operating activities	238,345	(368,319)	(504,737)
Cash Flows from Investing Activities
Interest released from Trust Account			562,750
Cash deposited in Trust Account		(345,000,000)
Net cash provided by (used in) investing activities		(345,000,000)	562,750
Cash Flows from Financing Activities:
Proceeds from issuance of Class F ordinary shares to Sponsors	25,000	25,000
Proceeds received under loan from related parties	100,000	100,000
Payment of offering costs	(331,264)
Repayment of loan from related parties		(100,000)
Proceeds received from initial public offering, net of offering costs		337,371,706
Proceeds received from private placement		8,900,001
Net cash provided by financing activities	(206,264)	346,296,707
Net change in cash	32,081	928,388	58,013
Cash - beginning of the period			928,388
Cash - end of the period	32,081	928,388	986,401
Supplemental disclosure of noncash transactions:
Deferred underwriting commissions in connection with the initial public offering		12,075,000
Change in value of Class A ordinary shares subject to possible redemption		$ 329,005,010	$ 3,716,100
Offering costs included in accounts payable	57,500
Offering costs included in accrued expenses	$ 205,000